Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Assets Customer deferred acquisition costs	R$ 190,239	R$ 199,920
Other Assets Prepaid expenses	189,371	230,681
Other Assets Salary advances	52,586	41,294
Other Assets Judicial deposits	22,507	17,682
Other Assets Security deposits	14,230	15,011
Other Assets Convertible loans	10,527	12,328
Other Assets Other	38,902	54,965
Other assets	518,362	571,881
Current	380,854	365,355
Non-current	137,508	206,526
Prepaid Balance of Global Group Agreement	R$ 96,198	R$ 163,065